RECLASSIFICATION AND RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF EFFECTS OF CORRECTING THESE CHANGES ON THE COMPANY’S FINANCIAL STATEMENTS

The following tables present the effects of correcting these changes on the Company’s financial statements for the year ended December 31, 2022.

	For the year ended December 31, 2022
Consolidated Statements of Cash Flows	As previously reported	Adjustment	As restated
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets	998,902	(998,902)	—
Loss from disposal of intangible assets	—	29,968	29,968
Net cash (used in)/provided by continuing operations	(582,423)	(968,934)	(1,551,357)
Net cash (used in)/provided by operations activities	(582,423)	(968,934)	(1,551,357)

Cash flows from investing activities:
Disposal of digital assets	—	968,934	968,934
Net cash (used in)/provided by continuing operations	(32,222)	968,934	936,712
Net cash (used in)/provided by investing activities	(32,222)	968,934	936,712